Quarterly Holdings Report
for
Fidelity® Trend Fund
March 31, 2025
TRE-NPRT1-0525
1.799849.121
Common Stocks - 100.1%
	Shares	Value ($)
BRAZIL - 0.1%
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (a)	382,200	3,913,728
CANADA - 0.8%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Aritzia Inc Subordinate Voting Shares (a)	180,990	6,361,471
Financials - 0.0%
Insurance - 0.0%
Brookfield Wealth Solutions Ltd Class A (United States) (b)	1,826	95,280
Information Technology - 0.6%
IT Services - 0.6%
Shopify Inc Class A (United States) (a)	203,100	19,391,988
TOTAL CANADA		25,848,739
FINLAND - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Amer Sports Inc (a)	328,800	8,788,824
FRANCE - 0.5%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Hermes International SCA	6,500	16,945,593
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Birkenstock Holding Plc (a)	181,500	8,321,775
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Lenskart Solutions Pvt Ltd (c)(d)	597,080	1,798,227
ITALY - 0.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Brunello Cucinelli SpA	125,800	14,364,508
KOREA (SOUTH) - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Coupang Inc Class A (a)	332,800	7,298,304
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA Series A	42,710	7,455,711
UNITED STATES - 97.3%
Communication Services - 14.5%
Entertainment - 4.4%
Netflix Inc (a)	111,300	103,790,589
ROBLOX Corp Class A (a)	420,500	24,510,945
Spotify Technology SA (a)	41,200	22,661,236
		150,962,770
Interactive Media & Services - 9.9%
Alphabet Inc Class A	769,340	118,970,738
Meta Platforms Inc Class A	354,200	204,146,712
Pinterest Inc Class A (a)	410,300	12,719,300
		335,836,750
Media - 0.2%
Trade Desk Inc (The) Class A (a)	101,570	5,557,910
TOTAL COMMUNICATION SERVICES		492,357,430

Consumer Discretionary - 15.9%
Automobiles - 2.1%
Tesla Inc (a)	276,000	71,528,160
Broadline Retail - 8.1%
Amazon.com Inc (a)	1,441,400	274,240,764
Hotels, Restaurants & Leisure - 2.9%
Brinker International Inc (a)	56,700	8,451,135
Cava Group Inc (a)	144,400	12,477,604
Chipotle Mexican Grill Inc (a)	454,100	22,800,361
Dutch Bros Inc Class A (a)	243,500	15,033,690
First Watch Restaurant Group Inc (a)(b)	967,500	16,108,875
Starbucks Corp	199,000	19,519,910
Wingstop Inc	11,900	2,684,402
		97,075,977
Household Durables - 0.6%
SharkNinja Inc (a)	155,800	12,995,278
Somnigroup International Inc	130,100	7,790,388
		20,785,666
Specialty Retail - 1.8%
Boot Barn Holdings Inc (a)	182,800	19,638,204
Carvana Co Class A (a)	69,000	14,426,520
Murphy USA Inc	11,600	5,449,796
O'Reilly Automotive Inc (a)	7,100	10,171,318
RH (a)	48,400	11,345,444
		61,031,282
Textiles, Apparel & Luxury Goods - 0.4%
Lululemon Athletica Inc (a)	22,500	6,368,850
NIKE Inc Class B	400	25,392
VF Corp	519,900	8,068,848
		14,463,090
TOTAL CONSUMER DISCRETIONARY		539,124,939

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Costco Wholesale Corp	47	44,452
Financials - 6.8%
Capital Markets - 4.0%
Ares Management Corp Class A	134,200	19,675,062
Blackstone Inc	185,800	25,971,124
Blue Owl Capital Inc Class A	1,651,200	33,090,048
DigitalBridge Group Inc Class A	336,500	2,967,930
Galaxy Digital Holdings Ltd (a)(b)	1,514,645	15,966,898
Robinhood Markets Inc Class A (a)	957,300	39,842,826
		137,513,888
Financial Services - 2.8%
Affirm Holdings Inc Class A (a)	662,000	29,915,780
Apollo Global Management Inc	172,300	23,594,762
Block Inc Class A (a)	42,800	2,325,324
Fiserv Inc (a)	147,600	32,594,508
Toast Inc Class A (a)	167,900	5,569,243
		93,999,617
TOTAL FINANCIALS		231,513,505

Health Care - 4.6%
Health Care Equipment & Supplies - 1.0%
Boston Scientific Corp (a)	224,792	22,677,017
TransMedics Group Inc (a)(b)	183,400	12,339,152
		35,016,169
Health Care Technology - 1.4%
Doximity Inc Class A (a)	791,700	45,942,351
Veeva Systems Inc Class A (a)	7,000	1,621,410
		47,563,761
Pharmaceuticals - 2.2%
Eli Lilly & Co	88,551	73,135,156
TOTAL HEALTH CARE		155,715,086

Industrials - 16.0%
Aerospace & Defense - 7.7%
Axon Enterprise Inc (a)	225,917	118,821,047
HEICO Corp Class A	119,188	25,145,092
Howmet Aerospace Inc	525,300	68,147,169
Karman Holdings Inc (b)	8,400	280,728
Loar Holdings Inc (b)	65,100	4,599,315
Standardaero Inc	79,500	2,117,880
TransDigm Group Inc	30,777	42,573,516
		261,684,747
Building Products - 1.2%
AAON Inc	29,700	2,320,461
AZEK Co Inc/The Class A (a)	465,300	22,748,517
Trane Technologies PLC	47,800	16,104,776
		41,173,754
Commercial Services & Supplies - 1.6%
Cintas Corp	265,412	54,550,128
Construction & Engineering - 2.3%
Comfort Systems USA Inc	44,300	14,279,219
Construction Partners Inc Class A (a)	601,700	43,244,179
EMCOR Group Inc	56,400	20,847,132
		78,370,530
Electrical Equipment - 0.2%
GE Vernova Inc	27,600	8,425,728
Ground Transportation - 0.7%
XPO Inc (a)	214,400	23,065,152
Machinery - 0.4%
Symbotic Inc Class A (a)(b)	605,500	12,237,155
Trading Companies & Distributors - 1.9%
Core & Main Inc Class A (a)	303,700	14,671,747
FTAI Aviation Ltd	195,900	21,750,777
United Rentals Inc	28,800	18,048,960
WW Grainger Inc	10,000	9,878,300
		64,349,784
TOTAL INDUSTRIALS		543,856,978

Information Technology - 37.0%
Electronic Equipment, Instruments & Components - 1.4%
Coherent Corp (a)	719,100	46,698,354
IT Services - 0.2%
Cloudflare Inc Class A (a)	63,700	7,178,353
Semiconductors & Semiconductor Equipment - 13.5%
Advanced Micro Devices Inc (a)	110,100	11,311,674
Broadcom Inc	487,300	81,588,639
Marvell Technology Inc	189,279	11,653,908
Micron Technology Inc	174,700	15,179,683
NVIDIA Corp	3,129,760	339,203,390
		458,937,294
Software - 13.5%
Adobe Inc (a)	16,534	6,341,285
AppLovin Corp Class A (a)	105,000	27,821,850
Cadence Design Systems Inc (a)	99,769	25,374,250
Datadog Inc Class A (a)	93,400	9,266,214
Fair Isaac Corp (a)	31,159	57,462,181
HubSpot Inc (a)	16,800	9,597,672
Microsoft Corp	730,500	274,222,395
Onestream Inc Class A (b)	4,600	98,164
Oracle Corp	114,400	15,994,264
Palantir Technologies Inc Class A (a)	343,800	29,016,720
Plaid Inc/CA Class A (c)(d)	16,919	3,451,080
		458,646,075
Technology Hardware, Storage & Peripherals - 8.4%
Apple Inc	1,256,476	279,101,014
Pure Storage Inc Class A (a)	80,074	3,544,876
Super Micro Computer Inc (a)	69,100	2,365,984
		285,011,874
TOTAL INFORMATION TECHNOLOGY		1,256,471,950

Materials - 1.4%
Construction Materials - 0.7%
Vulcan Materials Co	105,500	24,613,150
Metals & Mining - 0.4%
ATI Inc (a)	233,400	12,143,802
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp	105,800	9,731,484
TOTAL MATERIALS		46,488,436

Real Estate - 1.1%
Health Care REITs - 0.6%
Welltower Inc	119,400	18,293,274
Specialized REITs - 0.5%
Iron Mountain Inc	206,600	17,775,864
TOTAL REAL ESTATE		36,069,138

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp	40,500	4,756,320
TOTAL UNITED STATES		3,306,398,234
TOTAL COMMON STOCKS (Cost $2,123,636,657)		3,401,133,643

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
INDIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho Series D2 (c)(d)	10,597	801,133
Meesho Series E (c)(d)	1,765	133,434
Meesho Series F (a)(c)(d)	1,638	126,306

TOTAL INDIA		1,060,873
UNITED STATES - 0.1%
Information Technology - 0.1%
Software - 0.1%
xAI Corp Series C (c)(d)	129,100	3,892,365
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,579,015)		4,953,238

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (e)(f) (Cost $37,323,935)	4.32	37,320,203	37,323,935

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $2,164,539,607)	3,443,410,816
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(45,094,733)
NET ASSETS - 100.0%	3,398,316,083

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,202,545 or 0.3% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Lenskart Solutions Pvt Ltd	4/30/24	1,645,440

Meesho Series D2	7/15/24	593,432

Meesho Series E	7/15/24	98,840

Meesho Series F	7/15/24	91,728

Plaid Inc/CA Class A	3/31/25	3,451,080

xAI Corp Series C	11/22/24	2,795,015

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	20,499,254	264,870,955	285,370,209	154,449	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	44,034,997	110,546,805	117,257,867	125,011	-	-	37,323,935	37,320,203	0.1%
Total	64,534,251	375,417,760	402,628,076	279,460	-	-	37,323,935

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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